Client Name:
Client Project Name:	BRAVO 2024-NQM8
Start - End Dates:	7/29/2021 - 4/14/2022
Deal Loan Count:	212

Waived Conditions Summary

NONE

©2024 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.